Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of income tax benefit
	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current tax expense	3,748	5,924	1,521
Deferred tax benefit	(884)	(1,445)	(343)
Total	2,864	4,479	1,178

Schedule of deferred tax assets
	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax assets:
Allowance for doubtful accounts	7,821	8,617
Impairment loss on long-lived assets and long-term prepaid expenses	42,634	61,050
Impairment loss on long-term investments	16,706	15,980
Accrued Liabilities	11,809	9,465
Deductible temporary difference related to advertising expenses	4,616	4,617
Deferred subsidy income	711	512
Net operating loss carrying forwards	317,242	282,479
Total deferred tax assets	401,539	382,720
Less: valuation allowance	(401,539)	(382,720)
Deferred tax assets, net	—	—

Schedule of net change valuation allowance of deferred tax assets
RMB
Net change of valuation allowance of Deferred tax assets
Balance at December 31, 2019	279,516
Additions-change to tax expense	96,599
NOL Reductions/expirations	(19,821)
Balance at December 31, 2020	356,294
Additions-change to tax expense	66,093
NOL Reductions/expirations	(20,848)
Balance at December 31, 2021	401,539
Additions-change to tax expense	39,432
NOL Reductions/expirations	(58,251)
Balance at December 31, 2022	382,720

Schedule of significant components of deferred taxes liability
	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax liabilities:
Acquired intangible assets	362	19

Schedule of components of (loss) profit before income taxes
	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
PRC	(597,856)	(1,845,292)	(254,531)
Non-PRC	93,415	(313,039)	(66,787)
Total	(504,441)	(2,158,331)	(321,318)

Schedule of components of (loss) profit before income taxes
	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Loss before provision for income taxes and loss	(504,441)	(2,158,331)	(321,318)
Income tax expense computed at an applicable tax rate of 25%	(126,110)	(539,583)	(80,330)
Non-deductible expenses related to impairment of goodwill	—	376,131	10,753
Non-deductible expenses related to share-based compensation	9,213	60,745	10,929
Effect of other non-deductible items	—	536	317
Effect of preferential tax rate	16,042	30,249	4,717
Effect of income tax rate difference in other jurisdictions	9,243	24,453	15,360
Effect of change in tax rate	(2,123)	(14,145)	—
Change in valuation allowance	96,599	66,093	39,432
Total	2,864	4,479	1,178

Schedule of increase in income tax expenses and net loss per share amounts
	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Increase in income tax expenses	1,764	3,019	6,807
Net loss per share-basic and diluted*	(150.60)	(463.58)	(67.72)

*	The net loss per share basic and diluted are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022, to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company.